Related Party Balance and Transactions - Schedule of Related Party (Details)		12 Months Ended
		Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2025 USD ($)
Act Media Co. Limited [Member]
Schedule of Related Party [Line Items]
Due from a related party	[1]	$ 54,200		$ 103,000	$ 6,967
Due to related parties	[2]	54,075		1,670,702	6,951
Pump Studio Limited [Member]
Schedule of Related Party [Line Items]
Due from a related party	[2]	190,000		190,000	24,422
Related Party [Member]
Schedule of Related Party [Line Items]
Due from a related party		244,200		293,000	31,389
Due to related parties		1,463,478		1,876,580	188,111
Mr. Shum Tsz Cheung [Member]
Schedule of Related Party [Line Items]
Due to related parties	[1]	1,409,403		3	181,160
I am Media Limited [Member]
Schedule of Related Party [Line Items]
Due to related parties	[3]			205,875
Advertising service fee paid to Act Media Co. Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[1]	1,415,546	$ 181,949,000,000	3,934,433
Celebrity fee paid to Act Media Co. Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[2]	23,300	2,995,000,000	28,200
Advertising service fee paid to I am Media Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[1]	189,375	24,342,000,000	535,875
Advertising service fee paid to Pump Studio Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[1]			17,500
Other Cost Paid to Pump Studio Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[3]	18,467	2,374,000,000
Advertising services fee received from Act Media Co. Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[4]	33,600	4,319,000,000	46,000
Celebrity Fee Received From Act Media Co. Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[5]	290,200	37,301,000,000	1,045,200
Advertising services fee received from Pump Studio Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[4]	157,850	20,289,000,000	165,000
Other Services Fee Received From Pump Studio Limited [Member]
Schedule of Related Party [Line Items]
Related party transactions	[6]			$ 190,000

[1]	The balance represented the account receivable from Act Media Co. Limited which were advertising service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.
[2]	The balance represented the account receivable from Pump Studio Limited which was other service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.
[3]	The balance represented the account payable from I am Media Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.
[4]	The Company mainly provided online and offline advertising service for Act Media Co. Limited and Pump Studio Limited and the Company charged a fee for the service. The online and offline advertising fee was recorded as revenue.
[5]	The Company solicited celebrities for Act Media Co. Limited to promote the customers’ advertising campaigns. The celebrity fee was recorded as revenue.
[6]	The Company provided administrative services for Pump Studio Limited to promote the customers’ advertising campaigns. The other services was recorded as revenue.